Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares $ / shares shares
Number of Options
Outstanding, beginning balance	106,800
Forfeited	(1,467)
Exercised	(34,998)
Outstanding, ending balance	70,335		106,800
Vested	70,335	70,335
Exercisable	70,335	70,335
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding | ¥ / shares	¥ 10.5	¥ 10.5	¥ 7.4
Weighted Average Exercise Price Outstanding | ¥ / shares	10.5
Vested and expected to vest | ¥ / shares	10.5	10.5
Exercisable | ¥ / shares	¥ 10.5	¥ 10.5
Weighted Average Remaining Contractual Term
Outstanding	1 month 6 days		2 months 12 days
Vested and expected to vest	1 month 6 days
Exercisable	1 month 6 days
Weighted Average Grant-Date Fair Value
Outstanding, beginning balance | $ / shares		¥ 1.66
Forfeited | ¥ / shares	¥ 0.84
Exercised | $ / shares		3.36
Exercisable | $ / shares		0.83
Vested and expected to vest | $ / shares		0.83
Outstanding, ending balance | $ / shares		¥ 0.83	¥ 1.66
Outstanding, Aggregate Intrinsic Value | ¥	¥ 0	¥ 0	¥ 232
Exercised, Aggregate Intrinsic Value | ¥	¥ 228